MAINSTAY FUNDS TRUST

MainStay Absolute Return Multi-Strategy Fund

(the “Fund”)

Supplement dated January 15, 2016 (“Supplement”)

to the Statement of Additional Information dated June 18, 2015, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Statement of Additional Information.

1.	Effective January 19, 2016, the table on page 62 in the sub-section entitled “The Manager, the Subadvisors, and the Distributor” in the section entitled “Management of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL RATE
Candriam Managed Futures	0.550%
Candriam Risk Arbitrage	0.625%
Candriam Credit Opportunities	0.400%
Candriam Global Opportunities	0.625%
Candriam Global Alpha	0.625%
Cornerstone Equity Market Neutral	0.625%
Cushing Midstream MLP Alpha	0.625%
Cushing Upstream MLP Royalty	0.625%
MacKay Flex Bond Strategy	0.375%

2.	Effective January 15, 2016, the table beginning on page 67 in the section entitled “Portfolio Manager,” is amended to include the following information for new portfolio managers of the Fund:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY FUND MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Charles de Courcel*	MainStay Absolute Return Multi-Strategy Fund	0	1 Account $60,376,141	0	0	1 Account $60,376,141	0
Myriam Guervin*	MainStay Absolute Return Multi-Strategy Fund	0	1 Account $86,071,831	0	0	1 Account $86,071,831	0
Michel Le Bras*	MainStay Absolute Return Multi-Strategy Fund	0	1 Account $86,071,831	0	0	1 Account $86,071,831	0
Mona Patni*	MainStay Absolute Return Multi-Strategy Fund	4 RICs $2,793,558,781	2 Accounts $29,575,917	23 Accounts $1,825,724,630	0	0	0

*The information presented for Charles de Courcel, Myriam Guervin, Michel Le Bras and Mona Patni is as of November 30, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.